Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of future amortization expense of intangible assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of future amortization expense of intangible assets [Abstract]
Remainder of 2021	$ 593,476	$ 1,185,868
2022	1,093,618	1,092,535
2023	1,042,629
2024	818,316
2025	301,699
Thereafter	91,809
Total	$ 3,941,547	$ 4,527,476	$ 5,593,612